Principal Accounting Policies - Summary of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2021
Furniture, fixtures and equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	5 years
Furniture, fixtures and equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	3 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	4 years
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Lives	Over the shorter of the expected useful life or the lease term